Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, shares issued	69,235,000	69,097,000
Common stock, shares outstanding	69,235,000	69,097,000